RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Related Party Transactions or Balances with the Group (Details)	12 Months Ended
Dec. 31, 2022
Alex S. Xu
Related Party Transaction
Related Party	Alex S. Xu
Nature of the party	Individual
Relationship with the Group	Founder and CEO
Hui Xu
Related Party Transaction
Related Party	Hui Xu
Nature of the party	Individual
Relationship with the Group	Brother of Alex S. Xu
Yan Zhang
Related Party Transaction
Related Party	Yan Zhang
Nature of the party	Individual
Relationship with the Group	Executive officer for catering management entities controlled by GTI
Wen Qi
Related Party Transaction
Related Party	Wen Qi
Nature of the party	Individual
Relationship with the Group	Quality Control Manager
GTI
Related Party Transaction
Related Party	GTI
Nature of the party	Investment holding
Relationship with the Group	Shareholder of the Group, controlled by Alex S. Xu
Aotao
Related Party Transaction
Related Party	Shanghai Aotao Industrial Co., Ltd, together with its subsidiaries and VIE (“Aotao”)
Nature of the party	Catering management
Relationship with the Group	Controlled by GTI
Getao
Related Party Transaction
Related Party	Getao Industrial (HK) Limited (“Getao”)
Nature of the party	Catering management
Relationship with the Group	Controlled by GTI
Da Niang Group
Related Party Transaction
Related Party	Beifu HongKong Indutrial Co,Limited (“Beifu HK”)
Nature of the party	Catering management
Relationship with the Group	Controlled by GTI
Beifu HK
Related Party Transaction
Related Party	Shanghai JYHM Restaurant Management Co., Ltd. (“JYHM”)
Nature of the party	Catering management
Relationship with the Group	Controlled by GTI
JYHM
Related Party Transaction
Related Party	Bellagio Restaurant Management Group (“Bellagio”)
Nature of the party	Catering management
Relationship with the Group	Controlled by GTI
Bellagio
Related Party Transaction
Related Party	Napa Infinity Winery (Shanghai) Inc. (“Napa”)
Nature of the party	Wine distributor
Relationship with the Group	Controlled by Hui Xu
Napa
Related Party Transaction
Related Party	Yibon
Nature of the party	Hotel management
Relationship with the Group	Equity investee of the Group
Yibon
Related Party Transaction
Related Party	Shanxi Hanyuanbaili Hotel Management Co., Ltd. (“Hanyuan”) *
Nature of the party	Hotel management
Relationship with the Group	Equity investee of the Group
Hanyuan
Related Party Transaction
Related Party	Woyaojiu Information Technology (Shanghai) Co.,Ltd. (“Woyaojiu”)
Nature of the party	Catering management
Relationship with the Group	Controlled by Hui Xu
Woyaojiu
Related Party Transaction
Related Party	Shanxi Yueyuanbaili Hotel Management Co., Ltd. (“Yueyuan”)
Nature of the party	Hotel management
Relationship with the Group	Equity investee of the Group
Yueyuan
Related Party Transaction
Related Party	Apex(Weihai) Industrial Co., Ltd (“Apex”)
Nature of the party	Construction
Relationship with the Group	Controlled by Hui Xu